Fair Value - Schedule of Group’s Investments Measured on a Recurring Basis (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured	$ 1,579	$ 6,372
Additions	165	843
Disposals	(78)	(6,232)
Investment Gain/(Loss)	(684)	596
Transfers between levels
Investments measured	982	1,579
Total investments held at fair value [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured	1,579	6,298
Additions	165	843
Disposals	(78)	(6,232)
Investment Gain/(Loss)	(684)	670
Transfers between levels
Investments measured	982	1,579
Associates [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured		74
Additions
Disposals
Investment Gain/(Loss)		(74)
Transfers between levels
Investments measured
Total investments valued using the equity method [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured		74
Additions
Disposals
Investment Gain/(Loss)		(74)
Transfers between levels
Investments measured
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured	1	1
Additions
Disposals
Investment Gain/(Loss)	2
Transfers between levels
Investments measured	3	1
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured
Additions
Disposals
Investment Gain/(Loss)
Transfers between levels
Investments measured
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Group’s Investments Measured on a Recurring Basis [Line Items]
Investments measured	1,578	6,297
Additions	165	843
Disposals	(78)	(6,232)
Investment Gain/(Loss)	(686)	670
Transfers between levels
Investments measured	$ 979	$ 1,578